EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share
1.	Numerator:

	Six months ended June 30,
	2025	2024

Net income available to holders of ordinary shares	$3,834	$6,266

2.	Denominator:

	Six months ended June 30,
	2025	2024

Weighted average number of shares	57,081,120	57,016,808
Add – stock options and PSUs	108,286	-
Denominator for diluted earnings per share	57,189,406	57,016,808